Related parties (Details) - INR (₨) ₨ in Millions		12 Months Ended
	Feb. 28, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Catering expenses paid		₨ 481	₨ 454	₨ 367
Civil works		380	13	33
Contributions towards social development		626	587	482
Research and development services received		277	214	134
Hotel expenses paid		53	67	35
Facility management services paid		46	46	39
Lease rentals paid		39	37	39
Salaries to relatives of Key Management Personnel		21	15	16
Lease rentals received		1	1	1
Professional consultancy services paid		0	3	2
Procurement of goods		58	0	0
Sale of goods		8	0	0
Sale of assets		1	0	0
Investment in O2 Renewable Energy IX Private Limited		296	12	0
Dividend income		0	445	0
Purchase of Solar power		145	123	121
Investment in Clean Renewable Energy KK2A Private Limited		21	0	0
Sale of goods	₨ 110	67	21
Research and development services provided		0	83	62
Others		₨ 0	₨ 1	₨ 5